Schedule of share capital issued (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended				12 Months Ended
	Sep. 30, 2025	May 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amount balance, beginning of period			$ 242,444
Amount balance, settlement of RSUs			$ (37)
Amount balance, private placement						$ 8,692
Amount balance, issuance costs	$ (2,460)	$ (2)		$ (17)		$ (803)
Number of shares, exercise of warrants		109,545		1,243,000	2,380,554
Amount balance, exercise of warrants		$ 75		$ 857	$ 2,188
Number of shares, end of period			100,000
Amount balance, end of period			$ 242,481	$ 242,444			$ 242,444
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, beginning of period			72,437,664			53,618,357	53,618,357
Amount balance, beginning of period			$ 242,444			$ 213,528	$ 213,528
Number of shares, settlement of RSU			100,000
Amount balance, settlement of RSUs			$ 37
Number of shares, private placement	9,584,100						15,086,208
Amount balance, private placement							$ 29,345
Number of shares, issuance costs
Amount balance, issuance costs							$ (3,549)
Number of shares, exercise of warrants							3,733,099
Amount balance, exercise of warrants							$ 3,120
Number of shares, end of period			72,537,664	72,437,664			72,437,664
Amount balance, end of period			$ 242,481	$ 242,444			$ 242,444